Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Global Infrastructure Fund–Advisor Class

Supplement to Prospectus Dated March 1, 2013

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund’s Advisor Class” is hereby deleted, and on page 8, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Advisor Class Funds With Redemption Fees” is hereby deleted with respect to the Global Infrastructure Fund–Advisor Class.
T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Global Infrastructure Fund–Advisor Class

Supplement to Prospectus Dated March 1, 2013

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund’s Advisor Class” is hereby deleted, and on page 8, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Advisor Class Funds With Redemption Fees” is hereby deleted with respect to the Global Infrastructure Fund–Advisor Class.